Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 44.3	$ 48.5